Investment Strategy - Reinhart Genesis PMV Fund	Sep. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities issued by small and mid-capitalization (“small-cap” or “mid-
cap”) companies.  The Fund considers a company to be a small or mid-cap company if it has a market capitalization, at the time of purchase, within the capitalization range of the Russell 2500® Index as of the date it was last reconstituted. The market capitalizations within the index vary, but as of April 30,
2026 they ranged from approximately $ 146.4 million to $17.4 billion.
In selecting investments for the Fund, the Adviser engages in fundamental analysis to identify high quality durable businesses, with sustainable competitive advantages, pricing power, and a consistent, sustainable record of strong returns on capital over a full business cycle. In addition, the Adviser emphasizes quality and attempts to find sustainable competitive advantages, one stock at a time, with an overall focus on positive risk/reward to protect capital in challenging markets while capturing most of the upside return when stocks advance. The Adviser then applies its proprietary Private Market Value
(“PMV”) methodology to determine a company’s intrinsic value. The Adviser selects investments for the Fund’s portfolio that generally can be purchased at a discount of 30% or more to the PMV. The
Adviser typically sells investments when they reach, or are close to reaching, the PMV, or due to a change in the fundamentals of the security.
The Fund may invest up to 20% of its net assets in securities of real estate investment trusts (“REITs”)
and securities of other investment companies, including exchange-traded funds (“ETFs”). From time to time, the Fund may also invest in American Depositary Receipts (“ADRs”). The Fund may focus its investments in securities of companies in the same economic sector.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities issued by small and mid-capitalization (“small-cap” or “mid-
cap”) companies.